Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 522	$ 82	$ 45
Cost of revenues		(437)	(62)	(10)
GROSS PROFIT		85	20	35
Research and development, net (Note 7. a)		(2,964)	(3,316)	(2,271)
Sales and marketing expenses, net		(2,096)	(2,008)	(1,370)
General and administrative expenses		(2,845)	(2,882)	(1,948)
Initial public offering expenses				(904)
OPERATING LOSS		(7,820)	(8,186)	(6,458)
Financing income (expenses), net		(52)	372	(38)
LOSS BEFORE TAX EXPENSES		(7,872)	(7,814)	(6,496)
Tax expenses		(7)
NET LOSS AND TOTAL COMPREHENSIVE LOSS		$ (7,879)	$ (7,814)	$ (6,496)
Net loss per ordinary shares, basic (in Dollars per share)	[1]	$ (24.2)	$ (38.4)	$ (42.4)
Net loss per ordinary shares, diluted (in Dollars per share)	[1]	$ (24.2)	$ (38.4)	$ (42.4)
Weighted average number of ordinary shares and pre-funded warrants outstanding basic (in Shares)	[1]	325,690	202,515	153,465
Weighted average number of ordinary shares and pre-funded warrants outstanding diluted (in Shares)	[1]	325,690	202,515	153,465

[1]	The share and per share information in these financial statements reflects the 1-for-20 reverse share split that became effective on October 10, 2024 and an additional 1-for-4 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on March 17, 2025 (the “Reverse Share Splits”). See also Note 1c.